Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Cash Flows from Operating Activities
Net gain (loss)	$ (37,704,317)	$ 118,571,655	$ 202,618,893
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
(Increase) Decrease in investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	486,588,056	(40,529,549)	(1,293,113,189)
Net realized gain on short-term investments	(184,876)	(3,317)	(192,935)
Change in operating assets and liabilities:
Net cash provided by (used in) operating activities	448,883,739	78,042,106	(1,090,494,296)
Cash Flows from Financing Activities
Contributions	90,651,034	249,730,155	1,141,869,162
Redemptions	(539,534,773)	(327,772,261)	(51,374,866)
Net cash provided by (used in) financing activities	(448,883,739)	(78,042,106)	1,090,494,296
Net increase (decrease) in cash and cash equivalents
Cash and Cash Equivalents
Beginning of period
End of period
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Cash Flows from Operating Activities
Net gain (loss)	(37,704,992)	118,572,916	202,621,007
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(5,987,702,482)	(6,498,387,354)	(5,157,394,236)
Sales/maturities of short-term investments	6,389,945,318	6,534,781,614	3,857,121,324
Accretion of discount	(1,590,656)	(1,875,094)	(2,296,706)
Net realized gain on short-term investments	(184,878)	(3,317)	(192,938)
Change in operating assets and liabilities:
Cash and cash equivalents held at FCM (restricted)	49,087,411	(29,717,081)	(18,717,782)
Receivable for variation margin on open futures contracts	35,184,200	(35,184,200)	17,576,900
Interest receivable	254	(234)	1,275
Payable for variation margin on open futures contracts	552,020	(8,708,040)	8,708,040
Management fee payable	(270,649)	23,968	819,309
Net cash provided by (used in) operating activities	447,315,546	79,503,178	(1,091,753,807)
Cash Flows from Financing Activities
Contributions	90,651,034	249,730,155	1,141,869,162
Redemptions	(539,534,773)	(327,772,261)	(51,374,866)
Net cash provided by (used in) financing activities	(448,883,739)	(78,042,106)	1,090,494,296
Net increase (decrease) in cash and cash equivalents	(1,568,193)	1,461,072	(1,259,511)
Cash and Cash Equivalents
Beginning of period	1,662,838	201,766	1,461,277
End of period	$ 94,645	$ 1,662,838	$ 201,766